Subsequent Events (Details) (Subsequent Event [Member], Separation and Settlement Agreement [Member], Former Chief Executive Officer [Member], USD $)	0 Months Ended
Feb. 28, 2013 Note
Subsequent Event [Member] | Separation and Settlement Agreement [Member] | Former Chief Executive Officer [Member]
Subsequent Events (Textual)
Number of installments in which consideration is payable	2
Consideration payable under agreement	$ 250,000
Performance bonus included in accounts payable and accrued liabilities	$ 60,000
Period of service	August 15, 2012 to December 31, 2012